As filed with the Securities and Exchange Commission on 3/27/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 93.5%	Value

	Auto Components - 0.3%
170,000	SORL Auto Parts, Inc. *	$1,509,600

	Biotechnology - 2.0%
211,000	Stratagene Corp. *	1,559,290
363,000	ThermoGenesis Corp. *	1,459,260
583,551	Trinity Biotech PLC ADR *	5,310,314
614,482	Zila, Inc. *	1,388,729
		9,717,593

	Building Materials - 1.1%
345,000	Comfort Systems USA, Inc.	4,226,250
70,000	Haverty Furniture Co., Inc.	1,071,700
		5,297,950

	Business Services - 7.0%
190,500	24/7 Real Media, Inc. *	1,925,955
254,400	Barrett Business Services, Inc.	5,596,800
942,350	Corillian Corp. *	3,147,449
90,000	Exponent, Inc. *	1,674,900
33,500	Forrester Research, Inc. *	943,360
250,000	GP Strategies Corp. *	2,135,000
751,200	Hooper Holmes, Inc. *	2,531,544
299,200	RCM Technologies, Inc. *	2,028,576
229,700	Rentrak Corp. *	3,688,982
90,000	Team, Inc. *	3,073,500
136,500	TechTeam Global, Inc. *	1,505,595
368,300	Tier Technologies, Inc. *	2,228,215
70,000	World Fuel Services Corp.	3,209,500
		33,689,376

	Chemicals and Related Products - 1.4%
308,000	Aceto Corp.	2,904,440
223,300	Penford Corp.	3,999,303
		6,903,743

	Computers & Electronics - 5.1%
133,400	COMARCO, Inc. *	1,020,510
200,000	Harris Stratex Networks, Inc. *	4,396,000
276,900	Hypercom Corp. *	1,675,245
805,000	InFocus Corp. *	2,157,400
63,800	NovAtel, Inc. *	2,631,750
190,000	Optimal Group, Inc. *	1,578,900
301,000	Overland Storage, Inc. *	1,294,300
177,450	PAR Technology Corp. *	1,685,775
310,000	PC-Tel, Inc. *	2,929,500
209,350	Rimage Corp. *	5,072,550
		24,441,930

	Construction & Engineering - 0.4%
100,000	Sterling Constuction Co. *	2,052,000

	Consumer Products - Distributing - 0.8%
426,600	Collegiate Pacific, Inc.	3,801,006

	Consumer Products - Manufacturing - 9.6%
309,500	Ashworth, Inc. *	2,355,295
125,700	Emak Worldwide, Inc. *	773,055
615,400	Emerson Radio Corp. *	1,956,972
231,201	Flexsteel Industries, Inc.	3,229,878
297,000	Hartmarx Corp. *	2,073,060
261,500	Hauppauge Digital, Inc. *	2,068,465
110,150	Hooker Furniture Corp.	1,721,644
157,148	Lifetime Brands, Inc.	3,087,958
119,000	Matrixx Initiatives, Inc. *	2,005,150
65,000	Measurement Specialties, Inc. *	1,361,100
40,000	The Middleby Corp. *	4,471,200
60,000	Noble International, Ltd.	1,150,200
100,000	Perry Ellis International, Inc. *	3,009,000
345,200	Phoenix Footwear Group, Inc. *	1,846,820
60,500	Q.E.P. Co., Inc. *	329,725
32,500	RC2 Corp. *	1,284,075
94,000	Stanley Furniture Co., Inc.	2,013,480
118,600	Tandy Brands Accessories, Inc.	1,471,826
102,610	Twin Disc, Inc.	4,171,097
288,000	Universal Electronics, Inc. *	6,013,440
		46,393,440

	Consumer Services - 0.8%
312,700	Rural / Metro Corp. *	2,601,664
180,000	Stewart Enterprises, Inc. - Class A	1,279,800
		3,881,464

	Energy & Related Services - 4.3%
80,000	GulfMark Offshore, Inc. *	2,888,800
150,000	Layne Christensen Co. *	5,254,500
162,400	Michael Baker Corp. *	3,970,680
1,045,900	Newpark Resources, Inc. *	6,610,088
100,000	Willbros Group, Inc. *	2,071,000
		20,795,068

	Environmental Services - 1.2%
224,600	American Ecology Corp.	4,381,946
304,200	Versar, Inc. *	1,393,236
		5,775,182

	Financial Services - 1.0%
231,419	Nicholas Financial, Inc. *	2,615,035
175,000	Sanders Morris Harris Group, Inc.	1,940,750
		4,555,785

	Food - 2.7%
717,000	Darling International, Inc. *	4,144,260
381,800	Inventure Group, Inc. *	1,015,588
155,000	John B. Sanfilippo & Son, Inc. *	2,118,850
240,000	Landec Corp. *	2,940,000
270,000	SunOpta, Inc. *	2,932,200
		13,150,898

	Insurance - 0.8%
450,000	Penn Treaty American Corp. *	3,681,000

	Leisure - 2.3%
409,700	Century Casinos, Inc. *	4,404,275
97,000	Steinway Musical Instruments, Inc.	3,392,090
931,500	Youbet.com, Inc. *	3,232,305
		11,028,670

	Medical Supplies & Services - 5.0%
209,804	Allied Healthcare Products, Inc. *	1,080,491
626,700	BioScrip, Inc. *	1,999,173
400,000	CardioTech International, Inc. *	748,000
103,536	Medical Action Industries, Inc. *	3,266,561
404,600	Microtek Medical Holdings, Inc. *	1,719,550
100,000	National Dentex Corp. *	1,640,000
276,000	Natus Medical, Inc. *	4,195,200
238,950	Option Care, Inc.	3,151,750
932,300	PainCare Holdings, Inc. *	922,977
129,800	Possis Medical, Inc. *	1,749,704
97,700	Psychemedics Corp.	1,822,105
400,000	VIVUS, Inc. *	1,768,000
		24,063,511

	Military Equipment - 1.3%
47,100	The Allied Defense Group, Inc. *	838,380
307,517	Force Protection, Inc. *	5,532,231
		6,370,611

	Minerals and Resources - 4.0%
160,600	AM Castle & Co.	4,015,000
194,000	Fronteer Development Group, Inc. *	2,050,580
78,000	Metal Management, Inc.	3,201,120
1,000,000	Northern Orion Resources, Inc. *	3,840,000
80,900	Seabridge Gold, Inc. *	986,171
474,500	Uranium Res, Inc. *	2,704,650
272,600	Vista Gold Corp. *	2,224,416
		19,021,937

	Oil & Gas - 7.9%
270,000	Allis-Chalmers Energy, Inc. *	4,765,500
191,600	Brigham Exploration Co. *	1,178,340
77,400	Callon Petroleum Co. *	1,074,312
120,000	Carrizo Oil & Gas, Inc. *	3,444,000
248,300	CE Franklin, Ltd. *	2,271,945
70,000	Dawson Geophysical Co. *	2,431,100
131,000	The Exploration Company of Delaware *	1,577,240
684,300	Gasco Energy, Inc. *	1,608,105
48,000	GMX Resources, Inc. *	1,789,440
205,000	Gulfport Energy Corp. *	2,449,750
130,000	Mitcham Industries, Inc. *	1,755,000
161,300	NATCO Group, Inc. - Class A *	5,606,788
216,500	TransGlobe Energy Corp. *	1,073,840
22,267	Tengasco, Inc. *	17,146
149,300	Union Drilling, Inc. *	1,906,561
790,000	VAALCO Energy, Inc. *	5,142,900
		38,091,967

	Real Estate - 0.7%
230,771	Monmouth Real Estate Investment Corp. - Class A REIT	2,007,708
24,200	Tejon Ranch Co. *	1,307,526
		3,315,234

	Retail - 2.1%
96,100	Factory Card & Party Outlet Corp. *	807,240
59,000	MarineMax, Inc. *	1,425,440
48,000	Monro Muffler Brake, Inc.	1,811,520
204,495	PC Mall, Inc. *	2,873,154
93,797	Rush Enterprises, Inc. - Class A *	1,718,361
93,318	Rush Enterprises, Inc. - Class B *	1,595,738
		10,231,453

	Retail - Auto Parts - 1.0%
93,000	LoJack Corp. *	1,667,490
147,000	Midas, Inc. *	3,326,610
		4,994,100

	Semiconductor & Related Products - 3.0%
270,200	Actel Corp. *	4,825,772
280,100	California Micro Devices Corp. *	1,364,087
565,300	Catalyst Semiconductor, Inc. *	1,989,856
100,493	CyberOptics Corp. *	1,359,670
649,987	FSI International, Inc. *	3,184,936
174,500	MIPS Technologies, Inc. *	1,451,840
		14,176,161

	Software - 5.3%
328,300	Aladdin Knowledge Systems *	5,630,345
313,000	American Software, Inc. - Class A	2,203,520
490,800	iPass, Inc. *	2,557,068
230,000	MapInfo Corp. *	3,139,500
196,710	Moldflow Corp. *	2,826,723
365,000	Packeteer, Inc. *	4,891,000
273,100	Ulticom, Inc. *	2,335,005
100,000	Vignette Corp. *	1,792,000
		25,375,161

	Specialty Manufacturing - 10.5%
178,700	AAON, Inc.	4,910,676
87,288	AEP Industries, Inc. *	4,070,239
41,000	Ameron International Corp.	3,307,470
396,000	Apogee Enterprises, Inc.	7,535,880
118,000	Coachmen Industries, Inc.	1,274,400
87,600	Columbus Mckinnon Corp., NY *	2,013,048
603,800	Flanders Corp. *	5,301,364
345,000	Imax Corp. *	1,342,050
151,910	Integral Systems, Inc.	3,626,092
238,350	Modtech Holdings, Inc. *	1,113,094
69,491	Northwest Pipe Co. *	2,613,557
157,000	Olympic Steel, Inc.	4,176,200
57,500	Printronix, Inc.	704,375
189,500	RF Monolithics, Inc. *	875,490
463,866	Spartan Motors, Inc.	7,765,117
		50,629,052

	Technology - 0.6%
485,000	Ceragon Networks, Ltd. *	2,900,300

	Telecommunications - 7.6%
50,000	Comtech Group, Inc. *	823,000
200,000	Digi International, Inc. *	2,484,000
265,000	Ditech Networks, Inc. *	1,900,050
339,600	EFJ, Inc. *	2,227,776
313,000	Gilat Satellite Networks, Ltd. *	2,817,000
312,200	Globecomm Systems, Inc. *	3,424,834
350,000	Harmonic, Inc. *	3,167,500
100,000	Inter-Tel, Inc.	2,263,000
375,100	Intervoice, Inc. *	2,460,656
993,700	The Management Network Group, Inc. *	1,560,109
40,000	Preformed Line Products Co.	1,392,000
321,500	RADVision, Ltd. *	6,278,895
220,700	Radyne ComStream, Inc. *	2,308,522
542,085	TeleCommunication Systems, Inc. - Class A *	2,065,344
542,000	Westell Technologies, Inc. *	1,235,760
		36,408,446

	Transportation - 3.7%
159,000	Dynamex, Inc. *	3,882,780
1,300,000	Grupo TMM S.A. ADR *	3,952,000
100,000	Quintana Maritime, Ltd.	1,279,000
300,000	Stealthgas, Inc.	3,645,000
157,500	USA Truck, Inc. *	2,521,575
139,070	Vitran Corporation, Inc. *	2,449,023
		17,729,378

	TOTAL COMMON STOCKS (Cost $359,371,763)	$449,982,016

Principal
Amount	SHORT TERM INVESTMENTS - 5.9%	Value
	Commercial Paper - 2.5%
$12,000,000	Prudential Funding Corp., 5.605%, 2/08/2007	$11,988,165

	Discount Note - 1.8%
8,562,000	Federal Home Loan Bank Discount Note, 5.033%, 2/01/2007	8,562,000

	Variable Rate Demand Notes - 1.6% #
6,104,243	American Family Demand Note, 4.943%	6,104,243
$1,849,516	Wisconsin Corporate Central Credit Union Demand Note, 4.990%	1,849,516
		7,953,759

	TOTAL SHORT TERM INVESTMENTS (Cost $28,503,924)	$28,503,924

	Total Investments (Cost $387,875,687) - 99.4%	$478,485,940
	Other Assets in Excess of Liabilities - 0.6%	2,961,135
	TOTAL NET ASSETS - 100.0%	$481,447,075

Percentages are stated as a percent of net assets.
*	Non-income producing security.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of January 31, 2007.
ADR	American Depository Receipt.
REIT	Real Estate Investment Trust.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows[1]:

Cost of investments	$ 387,875,687

Gross unrealized appreciation	121,274,147
Gross unrealized depreciation	(30,663,894)
Net unrealized appreciation	$ 90,610,253

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                                 Michael J. Corbett, President

Date  3/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Michael J. Corbett
                                         Michael J. Corbett, President

Date         3/22/2007

By (Signature and Title)* _/s/ Sam Schulz
                                        Sam Schulz, Treasurer

Date          3/22/2007